Borrowings (Tables)	12 Months Ended
Dec. 31, 2020
Statement [LineItems]
Summary of Borrowings

	2020	2019
Capital funding	1,241	1,745
Operational funding	7,283	7,562
At December 31	8,524	9,307

Current	950	4,969
Non-current	7,574	4,338

Fair value of borrowings	9,165	9,783

Summary of Undrawn Committed Borrowings Facilities

Undrawn committed borrowing facilities:	2020	2019
Floating-rate
- Expiring within one year	666	516
- Expiring beyond one year	2,622	2,887
At December 31	3,288	3,403

Capital funding [member]
Statement [LineItems]
Summary of Borrowings
A detailed composition of capital funding is included in the following table:

(sorted at maturity)	Coupon rate	Coupon date	Issue / Maturity	2020	2019
USD 500 million Senior Notes 1) , 2)	5.75%	Semi-annually	2005 /20	-	461
EUR 500 million Senior Unsecured Notes	1.00%	December 8	2016 /23	498	497
GBP 250 million Medium-Term Notes	6.125%	December 15	1999 /31	278	293
GBP 400 million Senior Unsecured Notes	6.625%	Semi-annually	2009 /39	442	467
Other				24	26
At December 31				1,241	1,745

1	Measured at fair value.
2	Issued by subsidiaries of, and guaranteed by, Aegon N.V.

Operational funding [member]
Statement [LineItems]
Summary of Borrowings

	Coupon rate	Coupon date	Issue / Maturity	2020	2019
Revolving Loan Facility Warehouse Mortgage Loans 1)	Floating	Monthly	2020 /22	1,545	817
EUR 1,443 million “SAECURE 15” RMBS Note 1) , 2)	Floating	Quarterly	2014 /20	-	917
EUR 875 million “SAECURE 16” RMBS Note 1) , 3)	Floating	Quarterly	2018 /23	758	820
EUR 512 million “SAECURE 18” RMBS Note 1) , 4)	Floating	Quarterly	2019/25	422	491
EUR 750 million Conditional Pass-Through Covered Bond 1) , 5)	0.267%	Annual	2015 /20	-	749
EUR 500 million Conditional Pass-Through Covered Bond 1) , 6)	0.250%	Annual	2016 /23	498	498
EUR 500 million Conditional Pass-Through Covered Bond 1) , 7)	0.375%	Annual	2017 /24	498	498
EUR 500 million Conditional Pass-Through Covered Bond 1) , 8)	0.010%	Annual	2020 /25	508	-
EUR 500 million Conditional Pass-Through Covered Bond 1) , 9)	0.750%	Annual	2017 /27	491	489
FHLB Secured borrowings 1)	Floating	Quarterly	2020 /23	2,055	1,777
Aegon Bank Senior Non-Preferred debt 1)	Fixed	Annual	2019/24	498	497
Other				9	8
At December 31				7,283	7,562

1	Issued by a subsidiary of Aegon N.V.
2	The “SAECURE 15” RMBS Note was redeemed in 2020.
3
The first optional redemption date is October 30, 2023; the final legal maturity date is October 30, 2091. Notes are fully collateralized by mortgage loans which are part of Aegon’s general account investments.

4
The first optional redemption date is July 28, 2025; the final legal maturity date is April 28, 2092. Notes are fully collateralized by mortgage loans which are part of Aegon’s general account investments.

5	These Covered bonds were redeemed in 2020.
6	The maturity date is May 25, 2023; the extended due for payment date is May 25, 2055.
7	The maturity date is November 21, 2024; the extended due for payment date is November 21, 2056.
8	The maturity date is November 16, 2025; the extended due for payment date is November 16, 2057.
9	The maturity date is June 27, 2027; the extended due for payment date is June 27, 2059.